Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total	Called up share capital [member]	Share Premium Account [member]	Other reserves [member]	Retained profit [member]	Equity Attributable to Owners of Parent [member]	Non-controlling Interests [member]
Beginning balance (Previously Reported [member]) at Dec. 31, 2016		€ 16,980	€ 484	€ 134	€ (7,443)	€ 23,179	€ 16,354	€ 626
Beginning balance (IFRS 16 Restatement [member]) at Dec. 31, 2016	[1]	(207)			(2)	(205)	(207)
Beginning balance at Dec. 31, 2016	[1]	16,773	484	134	(7,445)	22,974	16,147	626
Profit or loss for the period	[1]	6,456				6,023	6,023	433
Other comprehensive income net of tax:
Fair value gains/(losses) on financial instruments	[1],[2]	(75)			(76)		(76)	1
Cash flow hedges	[1]	(68)
Remeasurement of defined benefit pension plans net of tax	[1]	1,282				1,282	1,282
Currency retranslation gains/(losses)	[1]	(935)			(855)	(27)	(882)	(53)
Total comprehensive income	[1]	6,728			(931)	7,278	6,347	381
Dividends on ordinary capital	[1]	(3,916)				(3,916)	(3,916)
Repurchase of shares	[1],[3]	(5,014)			(5,014)		(5,014)
Other movements in treasury shares	[1],[4]	(204)			(30)	(174)	(204)
Share-based payment credit	[1],[5]	284				284	284
Dividends paid to non-controlling interests	[1]	(345)						(345)
Currency retranslation gains/(losses) net of tax	[1]	(4)		(4)			(4)
Other movements in equity	[1]	(104)			(167)	(33)	(200)	96
Ending balance at Dec. 31, 2017	[1]	14,198	484	130	(13,587)	26,413	13,440	758
Hyperinflation restatement to 1 January 2018 (see note 1)	[1]	393				393	393
Beginning balance after restatement at Dec. 31, 2017	[1]	14,591	484	130	(13,587)	26,806	13,833	758
Profit or loss for the period	[1]	9,788				9,369	9,369	419
Other comprehensive income net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	[1],[2]	51			51		51
Cash flow hedges	[1],[2]	(55)			(56)		(56)	1
Remeasurement of defined benefit pension plans net of tax	[1]	(328)				(330)	(330)	2
Currency retranslation gains/(losses)	[1]	(839)			(814)	(10)	(824)	(15)
Total comprehensive income	[1]	8,617			(819)	9,029	8,210	407
Dividends on ordinary capital	[1]	(4,081)				(4,081)	(4,081)
Repurchase of shares	[1],[3]	(6,020)			(6,020)		(6,020)
Cancellation of treasury shares	[1],[6]		(20)		5,069	(5,049)
Other movements in treasury shares	[1],[4]	(253)			(8)	(245)	(253)
Share-based payment credit	[1],[5]	196				196	196
Dividends paid to non-controlling interests	[1]	(342)						(342)
Currency retranslation gains/(losses) net of tax	[1]	(1)		(1)			(1)
Hedging gain/(loss) transferred to non-financial assets	[1]	71			71		71
Other movements in equity	[1],[7]	(661)			76	(634)	(558)	(103)
Ending balance at Dec. 31, 2018	[1]	12,117	464	129	(15,218)	26,022	11,397	720
Impact of adopting IFRIC 23 at Dec. 31, 2018		(38)				(38)	(38)
Beginning balance after restatement at Dec. 31, 2018		12,079	464	129	(15,218)	25,984	11,359	720
Profit or loss for the period		6,026				5,625	5,625	401
Other comprehensive income net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	[2]	29			25		25	4
Cash flow hedges		176			176		176
Remeasurement of defined benefit pension plans net of tax		353				352	352	1
Currency retranslation gains/(losses)		(15)			(18)	2	(16)	1
Total comprehensive income		6,569			183	5,979	6,162	407
Dividends on ordinary capital		(4,223)				(4,223)	(4,223)
Cancellation of treasury shares	[6]		(44)		9,416	(9,372)
Other movements in treasury shares	[4]	(167)			64	(231)	(167)
Share-based payment credit	[5]	151				151	151
Dividends paid to non-controlling interests		(435)						(435)
Currency retranslation gains/(losses) net of tax		5		5			5
Hedging gain/(loss) transferred to non-financial assets		32			32		32
Other movements in equity		(125)			(51)	(76)	(127)	2
Ending balance at Dec. 31, 2019		€ 13,886	€ 420	€ 134	€ (5,574)	€ 18,212	€ 13,192	€ 694

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Classification was changed in 2018 following adoption of IFRS 9.
[3]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 19 April 2018 and 6 April 2017.
[4]	Includes purchases and sales of treasury shares other than the share buyback programme, transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[5]	The share-based payment credit relates to the non-cash charge recorded in operating profit in respect of the fair value of share options and awards granted to employees.
[6]	During 2019 254,012,896 NV ordinary shares and 18,660,634 PLC ordinary shares were cancelled and in 2018 122,965,077 PLC ordinary shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation.
[7]	2018 includes a €662 million premium paid for purchase of the non-controlling interest in Unilever South Africa from Remgro.